Crypto assets held - Changes in Crypto Assets Held (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Reconciliation Of Changes In Crypto Assets [Abstract]
Crypto assets held (non-current assets), beginning balance	¥ 43
Crypto assets held (non-current assets), ending balance	186	¥ 43
Cryptocurrency
Reconciliation Of Changes In Crypto Assets [Abstract]
Crypto assets held (non-current assets), beginning balance		0
Additions (by business combination)	208	21
Additions (not by business combination)	2,230	458
Disposals	2,304	¥ 435
Foreign currency translation adjustments	¥ 10